Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.89471%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,337,233.45

Principal:
Principal Collections	$21,788,557.06
Prepayments in Full	$10,352,549.64
Liquidation Proceeds	$521,880.43
Recoveries	$37,116.01
Sub Total	$32,700,103.14
Collections	$36,037,336.59

Purchase Amounts:
Purchase Amounts Related to Principal	$88,839.06
Purchase Amounts Related to Interest	$667.87
Sub Total	$89,506.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,126,843.52

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,126,843.52
Servicing Fee	$648,925.91	$648,925.91	$0.00	$0.00	$35,477,917.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,477,917.61
Interest - Class A-2a Notes	$248,878.09	$248,878.09	$0.00	$0.00	$35,229,039.52
Interest - Class A-2b Notes	$164,187.09	$164,187.09	$0.00	$0.00	$35,064,852.43
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$32,939,258.68
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$32,653,321.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,653,321.18
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$32,458,224.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,458,224.18
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$32,318,615.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,318,615.01
Regular Principal Payment	$29,571,257.25	$29,571,257.25	$0.00	$0.00	$2,747,357.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,747,357.76
Residual Released to Depositor	$0.00	$2,747,357.76	$0.00	$0.00	$0.00
Total		$36,126,843.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,571,257.25
Total					$29,571,257.25

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,749,031.88	$64.11	$248,878.09	$0.95	$16,997,909.97	$65.06
Class A-2b Notes	$12,822,225.37	$64.11	$164,187.09	$0.82	$12,986,412.46	$64.93
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$29,571,257.25	$22.47	$3,159,302.60	$2.40	$32,730,559.85	$24.87

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$52,579,878.77	0.2012627	$35,830,846.89	0.1371516
Class A-2b Notes	$40,252,538.77	0.2012627	$27,430,313.40	0.1371516
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$682,362,417.54	0.5185992	$652,791,160.29	0.4961249

Pool Information
Weighted Average APR	5.229%	5.254%
Weighted Average Remaining Term	42.91	42.16
Number of Receivables Outstanding	28,254	27,568
Pool Balance	$778,711,095.57	$745,620,929.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$717,069,376.58	$687,001,766.85
Pool Factor	0.5395052	0.5165798

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$58,619,162.91
Targeted Overcollateralization Amount	$92,829,769.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$92,829,769.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$338,339.62
(Recoveries)		38	$37,116.01
Net Loss for Current Collection Period			$301,223.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4642%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4994%
Second Prior Collection Period			0.8113%
Prior Collection Period			0.3802%
Current Collection Period			0.4743%
Four Month Average (Current and Prior Three Collection Periods)			0.5413%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,186	$6,218,697.67
(Cumulative Recoveries)			$373,132.75
Cumulative Net Loss for All Collection Periods			$5,845,564.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4050%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,243.42
Average Net Loss for Receivables that have experienced a Realized Loss			$4,928.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.93%	189	$6,953,311.76
61-90 Days Delinquent	0.13%	27	$969,825.02
91-120 Days Delinquent	0.02%	4	$129,956.60
Over 120 Days Delinquent	0.10%	16	$734,727.64
Total Delinquent Receivables	1.18%	236	$8,787,821.02

Repossession Inventory:
Repossessed in the Current Collection Period		13	$503,332.98
Total Repossessed Inventory		27	$1,095,634.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1729%
Prior Collection Period			0.1593%
Current Collection Period			0.1705%
Three Month Average			0.1675%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2460%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$2,494,296.44
2 Months Extended	125	$4,710,856.66
3+ Months Extended	22	$820,521.62

Total Receivables Extended	218	$8,025,674.72
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer